TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS	12 Months Ended
Dec. 31, 2018
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS

NOTE 17 — TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS

The Company and its subsidiaries are party in judicial and administrative proceedings involving labor, civil and tax matters. Based on the opinion of its legal advisors, Management believes that the provisions recorded for these judicial and administrative proceedings is sufficient to cover probable and reasonably estimable losses from unfavorable court decisions, and that the final decisions will not have significant effects on the financial position, operational results and liquidity of the Company and its subsidiaries.

For claims whose expected loss is considered probable, the provisions have been recorded considering the judgment of the Management of the Company with the assistance of its legal advisors and the provisions are considered sufficient to cover expected probable losses. The balances of the provisions are as follows:

I) Provisions

	2018	2017
a) Tax provisions	268,009	257,621
b) Labor provisions	449,350	517,329
c) Civil provisions	52,946	52,933
	770,305	827,883

As the net result of the reversal of the accounting provision described below (tax provisions), related to the discussion of the exclusion of the ICMS (“Imposto sobre a circulação de Mercadorias e Serviços” – ICMS – State VAT) from the tax base for contributions to PIS (“Contribuição ao Programa de Integração Social”- PIS) and COFINS (“Contribuição para o Financiamento da Seguridade Social” - COFINS), and the recognition of other accounting provisions for the year ended on December 31, 2017, the Company recorded the amounts of R$ 929,711 on the line “Reversal of provision for tax liabilities, net” (Operating Result), and R$ 369,819, on the line “Reversal of interest on provision for tax liabilities, net” (Financial Income), in its Consolidated Statements of Income.

a) Tax Provisions

The Company and its subsidiaries are parties to lawsuits related to the exclusion of the ICMS from the tax base for contributions to PIS and COFINS, with respect to which the Company made judicial deposits and accounting provisions, which in turn were updated in accordance with the SELIC rate, which were referred to the unpaid amounts of PIS and COFINS since 2009, because the collection of which was fully suspended, due to the mentioned judicial deposits.

On March 15, 2017, the Brazilian Federal Supreme Court (STF – Supremo Tribunal Federal) ruled on a claim related to this matter, and by 6 votes to 4, concluded: "The ICMS does not comprise the tax base for PIS and COFINS assessment purposes". The STF decision, in principle, affects all of the judicial proceedings in progress, due to its general repercussion. However, after the publication of the decision on October 02, 2017, the Attorney of the National Treasury filed an appeal, claiming that the decision of the Supreme Court was silent on certain points, and requested a modulation of the decision effects, which may limit its effects to the taxpayers.

Provisions, Contingent Liabilities and Contingent Assets, a provision is recognized only when "it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation", among other requirements. On March 31, 2017 the Company, based on (i) the conclusion of this judgment by the STF in Extraordinary Appeal No. 574,706/RG with general repercussion, which ruled that the inclusion of the ICMS in the PIS and COFINS calculation tax base was unconstitutional, and (ii) the International Financial Reporting Standards (IFRS), reversed the aforementioned accounting provision, through the recognition of R$ 929,711 in the line Reversal of contingent liabilities, net (Operational result) and R$ 369,819 in the line Reversal of monetary update of contingent liabilities, net (Financial Result), in its income statement. The Company's decision is supported by the position of its legal advisors who, when reassessing the likelihood of loss in the ongoing lawsuits related to the matter, concluded that the probability of loss, as to the merits of these lawsuits, became remote as of the date of the enactment of this decision.

The Company emphasizes, however, that in view of the possibility that the STF may understand that the modulation mechanism necessarily applies to its decision, and that the application of such a mechanism could limit the effects of the same, a revaluation of the risk of loss associated with the aforementioned lawsuits may be required. Accordingly, depending on the terms of the modulation, as defined by the STF, such revaluation may result in the need to record new provisions in connection with this matter in the future.

The balance of judicial deposits as of December 31, 2018, in the amount of R$ 1,763,085, referring to the same discussion on the inclusion of the ICMS in the tax base of PIS and COFINS, awaits termination of the relevant lawsuits before the Brazilian courts in order to be returned to the Company.

The other tax provisions refer substantially to the discussions regarding the offset of PIS credits and the incidence of PIS and COFINS on other revenues.

b) Labor Provisions

The Company and its subsidiaries are party to labor claims. None of these claims involves individually significant amounts and corresponds mainly to overtime pay, additional night work, hours in itinere, health hazard premium, and hazardous duty premium, indemnity for occupational accidents, occupational illness and moral damages, among others.

c) Civil Provisions

The Company and its subsidiaries are also a party to civil lawsuits arising in the normal course of its business, which totaled as of December 31, 2018 the amount shown as provision liabilities.

The changes in the tax, labor and civil provisions are shown below:

	2018	2017	2016
Balance at the beginning of the year	827,883	2,239,226	1,904,730
(+) Additions	177,684	527,543	313,246
(+) Monetary correction	85,626	77,257	178,661
(-) Reversal of contingent liabilities	—	(929,711)	—
(-) Reversal of monetary update of contingent liabilities	—	(369,819)	—
(-) Reversal of accrued amounts	(319,719)	(715,081)	(144,025)
(+) Foreign exchange effect on provisions in foreign currency	(1,169)	(201)	(3,235)
(-) Loss of control of subsidiary	—	(1,331)	(10,151)
Balance at the end of the year	770,305	827,883	2,239,226

II) Contingent liabilities for which provisions were not recorded

Considering the opinion of legal advisors and management’s assessment, contingencies listed below have chance of loss considered as possible (but not likely) and due to this classification, accruals have not been made in accordance with IFRS.

a) Tax contingencies

a.1) The Company and its subsidiaries Gerdau Aços Longos S.A. and Gerdau Açominas S.A., have other lawsuits related to the ICMS (state VAT) which are mostly related to credit rights and rate differences, whose demands totaled R$ 613,642.

a.2) The Company and certain of its subsidiaries in Brazil are parties to claims related to: (i) Imposto sobre Produtos Industrializados - IPI, substantially related to IPI credit on inputs, whose demands total the updated amount of R$ 341,659; (ii) PIS and COFINS, substantially related to non-approval of compensation of credits on inputs totaling R$ 968,047, (iii) social security contributions in the total of R$ 88,374 and (iv) other taxes , whose updated total amount is currently R$ 641,782.

a.3) The Company and its subsidiary Gerdau Aços Longos SA are parties to three administrative proceedings related to Withholding Income Tax, levied on interest remitted abroad, linked to export financing formalized through "Prepayment of Exports Agreements "(PPE) or" Prepayment of Exports "(RAE), in the updated amount of R$ 410,893, of which: (i) R$ 125,365 corresponds to a lawsuit of the subsidiary Gerdau Aços Longos, which had its Voluntary Appeal judged at the first instance of the Administrative Council of Tax Appeals (CARF), which was dismissed by the quality vote, by means of the judgment published on September 3, 2018, in the face of which the Company objected Embargoes of Declaration, which  awaits judgment;; (ii) R$ 132,643 corresponds to a lawsuit filed by the subsidiary Gerdau Aços Longos, which was challenged and dismissed and filed a Voluntary Appeal at the first instance of CARF, on August 28, 2018, which is pending of judgment; and; (iii) R$ 152,885, corresponds to a lawsuit filed by the Company, which was challenged and dismissed and filed a Voluntary Appeal at the first instance of CARF, on August 31, 2018, which is pending of judgment.

a.4) The Company (as successor of Gerdau Aços Especiais S.A.) and its subsidiary Gerdau Internacional Empreendimentos Ltda. are parties to administrative and judicial proceedings relating to IRPJ — Corporate Income Tax and CSLL — Social Contribution Tax, in the current amount of R$ 1,200,672. Such proceedings relate to profits generated abroad, of which (i) R$ 1,023,337 correspond to two lawsuits of the subsidiary Gerdau Internacional Empreendimentos Ltda., of which (i.a) R$ 988,819 correspond to a lawsuit whose administrative discussion has already been closed and are currently in Fiscal Execution, in relation to which the Company filed Execution Embargoes, which are pending of judgment by the first instance and (i.b) R$ 34,518 are remaining from a notice originally of R$ 372,213 and correspond to a suit partially provided by the Superior Court of Tax Appeals (CSRF), in a decision published on May 25, 2017 and has already become final; currently the process is awaiting proceedings by the first instance of the Administrative Council of Tax Appeals (CARF), for analysis of matters not previously analyzed, as determined by the CSRF decision; and (ii) R $ 177,335 corresponds to a lawsuit filed by the Company, which had its Voluntary Appeal adjudicated by the first instance of CARF, which was dismissed, reason why a Special Appeal was filed with the Superior Court of Tax Appeals (CSRF), known in part and pending of judgment.

a.5) The Company (as successor of Gerdau Aços Especiais S.A.) and its subsidiaries Gerdau Aços Longos S.A. and Gerdau Açominas S.A. are parties to administrative proceedings relating to the disallowance of the deductibility of goodwill generated in accordance with Article 7 and 8 of Law 9,532/97 — as a result of a corporate restructuring carried out in 2004/2005 — from the tax base of the Corporate Income tax - IRPJ and Social Contribution on Net Income - CSLL. The total updated amount of the proceedings is R$ 7,062,878, of which (i) R$ 5,128,470 correspond to four proceedings involving the Company and its subsidiaries Gerdau Aços Longos S.A. and Gerdau Açominas S.A., for which administrative discussions already ended and are currently in the judicial collection stage; and the Companies obtained injunctive relief to permit it to offer a judicial guarantee using a liability insurance policy, for judicial discussions on Embargoes to Execution in the respective proceedings, and in the Embargoes to Execution filed by the Company (as successor of Gerdau Aços Especiais S.A.), on May 17, 2018, a judgment was rendered dismissing the fiscal launch, in the face of which the National Treasury filed an appeal, which is pending of judgment in the Federal Regional Court of the 4th Region; (ii) R$ 629,753 correspond to a lawsuit filed by the subsidiary Gerdau Aços Longos SA, which had its Voluntary Appeal judged at the first instance of CARF on September 18, 2018, which was given partial relief and it is pending of publication of the judgment, in the light of which the Company will take the appropriate measures; (iii) R$ 255,531 correspond to a lawsuit filed by the subsidiary Gerdau Aços Longos SA, which had a Voluntary Appeal rejected by the first instance of CARF, which is why a Special Appeal was filed in the CSRF, which was partially dispatched by an order of which it became aware on July 6, 2018 and in the face of which it filed Regimental Grievance, which is awaiting judgment; (iv) R$ 297,033 correspond to a lawsuit filed by the subsidiary Gerdau Aços Longos SA, which had its Voluntary Appeal rejected, reason for which was filed a Special Appeal, which was given partial follow-up; currently, the company awaits judgment of its Special Appeal in so far as it is known and awaits collection of the amounts corresponding to the part in which its Special Appeal was not known, in order to adopt the appropriate judicial measures; (v) R$ 128,404 correspond to a lawsuit filed by the Company (as successor to Gerdau Aços Especiais SA), which had its Voluntary Appeal rejected by the first instance of CARF, which is why a Special Appeal was filed, by an order of which it became aware on September 12, 2018 and in the face of which it filed a regimental grievance that awaits judgment; (vi) R$ 100,686 corresponds to a lawsuit filed by the Company (as successor to Gerdau Aços Especiais SA), which was rejected as unfounded, by decision of which it became aware on September 17, 2018 and in the face of which it filed Voluntary Appeal in the first instance of CARF, currently pending of judgment; and (vii) R$ 522,731 correspond to a lawsuit filed by the subsidiary Gerdau Aços Longos S.A., which was challenged as unfounded, by decision of which it became aware on November 27, 2018 and in the face of which it filed a Voluntary Appeal at the first instance of CARF, which is currently pending of judgment.

The Company, supported by the advise of its legal counsel, understand that the procedures adopted by the Company with respect to the tax treatment of profits abroad and the deductibility of goodwill were strictly legal, and, therefore, the likelihood of loss with respect to said proceedings is possible (but not likely).

In connection with the so-called Operation Zelotes and other matters, Brazilian federal authorities and the judiciary branch are investigating certain issues relating to CARF proceedings, as well as specific political contributions made by the Company, with the purpose of determining whether the Company engaged in any illegal conduct.  The Company previously disclosed that, in addition to its interactions with Brazilian authorities, the Company was providing information requested by the U.S. Securities and Exchange Commission (“SEC”).  The Company has since been informed by the SEC’s staff that it has closed its inquiry and therefore is not seeking any further information from the Company regarding these matters.

The Company believes it is not possible at this time to predict the term or outcome of the proceedings in Brazil, and that there currently is not enough information to determine whether a provision for losses is required or any additional disclosures.

Furthermore, as previously disclosed, the Company retained outside counsel, reporting to a Special Committee of the Board of Directors, to investigate certain matters relating to CARF proceedings and ultimately political donations by Company entities. That investigation by outside counsel has now been concluded and its results have been reported to the Board of Directors and the SEC.

b) Civil contingencies

b.1) A lawsuit arising from the request by two civil construction unions in the state of São Paulo alleging that Gerdau S.A. and other long steel producers in Brazil share customers, thus, violating the antitrust legislation. After investigations carried out by the Economic Law Department (SDE – Secretaria de Direito Econômico), the final opinion was that a cartel exists. The lawsuit was therefore forwarded to the Administrative Council for Economic Defense (CADE) for judgment, which resulted in a fine to the Company and other long steel producers, on September 23, 2005, an amount equivalent to 7% of gross revenues in the year before the Administrative Proceeding was commenced, excluding taxes (fine of R$ 245,070, updated by the judicial accountant on August 01, 2013 to R$ 417,820).

Two lawsuits challenge the investigation conducted by the Competition Defense System and its merits judgment, whose grounds are procedural irregularities, especially the production of evidence, based on an economic study, to prove the inexistence of a cartel. The Court, upon offer of bank guarantee letter, granted the suspension of the effects of CADE’s decision. Sentences were handed down for the dismissal of the actions and both are found in appeal phase.

With respect to the first lawsuit, filed in 2003, in which irregularities are questioned in the administrative proceeding, the Federal Regional Court of the first Region rendered an unfavorable decision to the Company. Against this decision, appeals were directed to the Superior Court of Justice and to the Federal Supreme Court, which are still awaiting admissibility analysis by the Court. With regard to the second lawsuit, filed in 2006, in which the nullity of the CADE judgment is questioned, the Federal Regional Court of the first Region issued a recent unfavorable decision to the Company. Due to procedural defect and omission in the respective judgment, there were opposing Embargoes of Declaration, which are still awaiting judgment by the Federal Regional Court of the first Region. Regardless of the result of its resources, the Company will continue to seek all legal remedies to defend its rights.

The Company denies having been engaged in any type of anti-competitive conduct and believes based on information available, including the opinion of its legal counsel, that it is possible that the decision will be reverted.

b.2) The Company and its subsidiaries are parties to other demands of a civil nature that collectively have a discussion amount of approximately R$ 234,626. For these demands, no accounting provision was recorded, since they were considered as possible losses, based on the opinion of its legal advisors.

c) Administrative proceeding – Brazilian Securities Commission (CVM)

On July 14, 2015, the Company acquired non-controlling interests in the following companies: Gerdau Aços Longos S.A. (4.77%), Gerdau Açominas S.A. (3.50%), Gerdau Aços Especiais S.A. (2.39%) and Gerdau América Latina Participações S.A. (4.90%), having as counterparties Itaú Unibanco S.A. and ArcelorMittal Netherlands BV. This transaction was approved by the Board of Directors of Gerdau S.A. by unanimous vote of the directors on July 13, 2015, based on the market opportunity and the analysis that the prices were appropriate considering: economic evaluations conducted by independent report, the financial instruments used, the payment terms, capturing value through a more concentrated cash flow and long-term vision for the Company. The Company, in compliance with CVM requests for the clarification on the acquisition, disclosed that the decision to its acquisition had exclusively business purpose and was duly considered and unanimously approved by the Board of Directors. The terms and conditions for the acquisition considered long-term market prospects. On October 21, 2016, Metalúrgica Gerdau S.A. and certain directors and former directors of Gerdau S.A. filed a defense for the administrative proceeding brought by CVM on the acquisition of non-controlling interests in the subsidiaries, in the sense that the operation was businesslike justified, as above stated. There is no estimate for a final decision of the matter. Metalúrgica Gerdau S.A. believes that, currently, there is not enough information to disclose or determine if a provision for losses is required.

III) Judicial deposits

The Company has judicial deposits related to tax, labor and civil lawsuits as listed below:

	2018	2017
Tax	1,963,859	1,883,562
Labor	126,620	128,849
Civil	44,935	38,770
	2,135,414	2,051,181

IV) Contingent Asset - Eletrobrás Compulsory Loan — Centrais Elétricas Brasileiras S.A. (Eletrobrás)

The Compulsory Loan, instituted by the Brazilian government in order to expand and improve the energy sector of the country was charged and collected from industrial consumers with monthly consumption equal or greater than to 2000kwh through the “electricity bills” issued by the electric power distribution companies, was converted into credits to the taxpayers based on the annual value of these contributions made between 1977 and 1993. The legislation sets a maximum 20 years period to return the compulsory loan to the taxpayers, providing Eletrobrás the possibility of anticipating this return through the conversion of those loans in shares of its own issuance. Prior to the conversion of the credits into shares, those credits were monetary corrected through an indexer and quantifier, called Standard Unit (SU). However, the compulsory loan was charged to the companies in their monthly electricity bills, consolidated during the year, and only indexed by the SU in January of the following year, resulting in a lack of monthly monetary correction during the years of collection, as well as interest. This procedure imputed to taxpayers considerable financial losses, particularly during the periods when the monthly inflation rates stood at high levels.

In order to claim the appropriate interest and monetary correction subtracted by the methodology applied by Eletrobrás, the Company (understood to be legally entities existing at the time and that later became part of Gerdau S.A.) filed lawsuits claiming credits resulting from differences on the monetary correction of principal, interest, moratory and other accessory amounts owed by Eletrobrás due to the compulsory loans, totaling approximately R$ 1,260 million. Recently, particularly in 2015, processes involving representative amounts were definitively judged by the Superior Court of Justice - STJ favorable to the Company so that no further appeals against such decisions apply (“final judgment”). For claims with a final judgment, it yet remains the enforcement of ruling (or execution phase) where the actual amounts to be settled will finally be calculated.

Obtaining favorable decisions represented by the final judgment mentioned above, suggests that an inflow of economic benefits may occur in the future. However, there are still substantial uncertainties on the timing, the way and the amount to be realized so that it is not yet practicable to reasonably determine that the realization of the gain arising from these decisions has reached a level of virtually certain and that the Company has control over such assets, which implies that such gains are not recorded until such conditions are demonstrably present.